GOODWILL - Summary Of Carrying Amount Of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Roll Forward]
Goodwill, beginning balance
Additions	¥ 270,897
Impairment	(149,092)	$ (23,396)	¥ 0	¥ 0
Goodwill, ending balance	121,805	$ 19,114
Guohebing
Goodwill [Roll Forward]
Goodwill, beginning balance
Additions	147,001
Impairment	(82,467)
Goodwill, ending balance	64,534
Kunlunjiexin
Goodwill [Roll Forward]
Additions	19,222
Impairment	(19,222)
Zhuge Inc.
Goodwill [Roll Forward]
Goodwill, beginning balance
Additions	104,674
Impairment	(47,403)
Goodwill, ending balance	¥ 57,271